Derivative Financial Instruments	12 Months Ended
Mar. 31, 2020
Derivative Financial Instruments
Derivative Financial Instruments
25	DERIVATIVE FINANCIAL INSTRUMENTS

	As At March 31
	2020	2019
	(in thousands)
Current
Derivative liabilities – Held for trading
Interest rate cap	$—	$(620)
	$—	$620

The above interest rate derivative instruments are not designated in a hedging relationship. They are carried at fair value through profit or loss. (Refer Note 9).